OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2013
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
NOTE 10:	OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2013	2012

Accrued expenses	$3,806	$3,887
Foreign currency derivative contracts	61	78
Contingent consideration payable	-	1,088
Accrual taxes	824	409
Others	86	303

	$4,777	$5,765